Expense Example, No Redemption (Vanguard Explorer Fund Participant)	Vanguard Explorer Fund Vanguard Explorer Fund - Investor Shares 11/1/2013 - 10/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	54
3 YEAR	170
5 YEAR	296
10 YEAR	665